STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 5 - STOCKHOLDERS’ EQUITY

The Company has authorized capital to 200,000,000 shares of Common Stock with par value to $0.0001 per share, and has authorized capital of 100,000,000 shares of preferred stock, par value $0.0001 per share.

Preferred Stock

The terms of the Series B Convertible Preferred Stock are summarized below:

Dividend.  The holders of Series B Convertible Preferred Stock will be entitled to receive such dividends paid and distributions made to the holders of Common Stock, pro rata to the same extent as if such holders had converted the Series B Convertible Preferred Stock into Common Stock (without regard to any limitations on conversion herein or elsewhere) and had held such shares of Common Stock on the record date for such dividends and distributions.

Liquidation Preference.  In the event of a liquidation, dissolution or winding up of the Company, after provision for payment of all debts and liabilities of the Company, any remaining assets of the Company shall be distributed pro rata to the holders of Common Stock and the holders of Series B Convertible Preferred Stock as if the Series B Convertible Preferred Stock had been converted into shares of Common Stock on the date of such liquidation, dissolution or winding up of the Company.

Voting Rights.  The Series B Convertible Preferred Stock have no voting rights except with regard to certain customary protective provisions set forth in the Series B Convertible Preferred Stock Certificate of Designations and as otherwise provided by applicable law.

Conversion.  Each share of Series B Convertible Preferred Stock may be converted at the holder’s option at any time after issuance into  one share of Common Stock, provided that the number of shares of Common Stock to be issued pursuant to such conversion does not exceed, when aggregated with all other shares of Common Stock owned by such holder at such time, result in such holder beneficially owning (as determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules thereunder) in excess of 9.99% of all of the Common Stock outstanding at such time, unless otherwise waived  in writing by the Company with sixty-one (61) days’notice.

On May 2, 2014, the Company issued an aggregate of 782,000 shares of Series B Convertible Preferred Stock valued at $2,807,380 to acquire IP Liquidity Ventures, LLC, Dynamic Advances, LLC and Sarif Biomedical, LLC. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On September 17, 2014, the Company entered into a consulting agreement (the “Consulting Agreement”) with GRQ Consultants, Inc. (“GRQ”), pursuant to which GRQ shall provide certain consulting services including, but not limited to, advertising, marketing, business development, strategic and business planning, channel partner development and other functions intended to advance the business of the Company. As consideration, GRQ shall be entitled to 200,000 shares of the Company’s Series B Convertible Preferred Stock, 50% of which vested upon execution of the Consulting Agreement, and 50% of which shall vest in six (6) equal monthly installments of commencing on October 17, 2014. The first tranche of 100,000 shares of Series B Convertible Preferred Stock was issued to GRQ on October 6, 2014. An aggregate of 150,000 shares of Series B Convertible Preferred Stock for a value of $1,103,581 was issued in 2014 and 50,000 shares of Series B Convertible Preferred Stock for a value of $345,334 was issued in 2015. In addition, the Consulting Agreement allows for GRQ to receive additional shares of Series B Convertible Preferred Stock upon the achievement of certain performance benchmarks.  No milestones were met and no additional shares were issued in 2015 prior to the termination of the Consulting Agreement.  All shares of Series B Convertible Preferred Stock issuable to GRQ shall be pursuant to the 2014 Plan (as defined below) . The Consulting Agreement contains an acknowledgement that the conversion of the preferred stock into shares of the Company’s Common Stock is precluded by the beneficial ownership blockers set forth in the Series B Convertible Preferred Stock Certificate of Designation and in Section 17 of the 2014 Plan to ensure compliance with NASDAQ Listing Rule 5635(d).

Common Stock

On January 29, 2015, the Company issued 134,409 shares of the Company’s Common Stock to DBD Credit Funding, LLC (“DBD”), an affiliate of Fortress Credit Corp., pursuant to the Fortress transaction.

On March 13, 2015, the Company settled a dispute with a former consultant whereby the Company issued the consultant 60,000 shares of Common Stock for a full release of all claims.

For the three months ended March 31, 2015, certain holders of warrants exercised their warrants to purchase, in cash, 5,000 shares of the Company’s Common Stock.

For the three months ended June 30, 2015, certain holders of options exercised their options to purchase, on a net exercise basis, 33,968 (net) shares of the Company’s Common Stock.

In a series of transactions, the Series B Convertible Preferred Stock associated with the GRQ Consulting Agreement was converted into shares of the Company’s Common Stock, with 183,330 shares of Series B Convertible Preferred Stock converted into Common Stock prior to September 30, 2015.

On September 21, 2015, the Company issued 150,000 shares of the Company’s Common Stock to Alex Partners, LLC and Del Mar Consulting Group, Inc., pursuant to a services agreement entered into on September 21, 2015.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $2.23 per share or $334,500. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On October 20, 2015, 16,666 shares of Series B Convertible Preferred Stock associated with the GRQ Consulting Agreement was converted into 16,666 shares of the Company’s Common Stock.

On November 4, 2015, the Company issued 300,000 shares of the Company’s Common Stock to Dominion Harbor Group LLC (“Dominion”), pursuant to a settlement agreement entered into with Dominion on October 30, 2015.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $1.71 per share or $513,000. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On December 9, 2015, the Company entered into an agreement with Melechdavid, Inc. (“Melechdavid”), pursuant to which the Company agreed to issue 100,000 shares of the Company’s Common Stock.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $1.61 per share or $161,000. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering. The shares were issued pursuant to this transaction on January 25, 2016.

On May 11, 2016, the Company entered into a consulting agreement with the Cooper Law Firm, LLC (“Cooper”), pursuant to which the Company agreed to issue 80,000 shares of the Company’s Common Stock. In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $1.70 per share or $136,000.

On December 9, 2016, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors for the sale of an aggregate of 3,481,997 shares of the Company’s common stock, at a purchase price of $1.50 per share, and warrants to purchase 1,740,995 shares of common stock for a purchase price of $0.01 per warrant, or $17,019.95 in total. None of the warrants were purchased prior to December 31, 2016, and all were subsequently purchased prior to the date of this report.

Common Stock Warrants

During the year ended December 31, 2016, the Company issued a warrant to purchase 174,100 shares of Common Stock in connection with financings and warrants for 23,334 shares of Common Stock were exercised. Warrants to purchase 1,705,996 shares of Common Stock were cancelled as they reached the end of their lives without being exercised in accordance with the terms of the underlying agreements. During the years ended December 31, 2016 and December 31, 2015, the Company recorded stock based compensation expense of $0 and $3,465,respectively, in connection with the vested warrants associated with one warrant-based compensatory grant. At December 31, 2016, there was a total of $0 of unrecognized compensation expense related to future recognition of warrant-based compensation arrangements.

As of December 31, 2016, the Company had warrants outstanding to purchase 466,078 shares of Common Stock with a weighted average remaining life of 3.25 years. A summary of the status of the Company’s outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance at December 31, 2015	2,021,308	$4.27	0.87
Granted	174,100	$1.73	4.94
Cancelled	1,705,996	3.22	—
Forfeited	—	—	—
Exercised	23,334	$2.00	—

Balance at December 31, 2016	466,078	3.79	3.25

Warrants exercisable at December 31, 2016	466,078
Weighted average fair value of warrants granted during the period		$0.37

The warrants pursuant to the Purchase Agreement entered into on December 9, 2016, as described above, were purchased and issued in January and February 2017 and are not included in the table set forth above.

Common Stock Options

On November 14, 2012, the Company entered into an employment agreement with Doug Croxall (the “Croxall Employment Agreement”), whereby Mr. Croxall agreed to serve as Company’s Chief Executive Officer for a period of two years. Mr. Croxall received a ten-year option award to purchase an aggregate of 307,692 shares of the Company’s Common Stock with an exercise price of $3.25 per share, subject to adjustment, which shall vest in 24 equal monthly installments on each monthly anniversary of the date of the Croxall Employment Agreement. The options were valued on the grant date at approximately $3.12 per option or a total of $968,600 using a Black-Scholes option pricing model with the following assumptions: stock price of $3.25 per share (based on the recent selling price of the Company’s Common Stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the employment agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. Mr. Crawford was awarded a five-year stock option to purchase an aggregate of 76,924 shares of the Company’s Common Stock, with a strike price based on the closing price of the Company’s Common Stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $5.525 per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date. On June 19, 2013, the Company granted Mr. Crawford an option to purchase 76,924 shares of Common Stock. The stock options granted have an exercise price equal to the fair market value per share on the option grant date, which was $2.47 per share. The options issued to Mr. Crawford are conditioned upon the cancellation of the stock options granted to him on March 1, 2013 under his employment agreement with the Company and will vest in twenty-four (24) equal installments on each monthly anniversary of the date of grant.

On June 11, 2013, the Company granted five-year options to purchase an aggregate of 353,846 shares of Common Stock exercisable at $2.625 per share to the Chief Executive Officer and two directors of the Company. The stock options shall vest pro rata monthly over the following 24-month period.

On November 18, 2013, we entered into Amendment No. 1 to the Croxall Employment Agreement with our Chief Executive Officer and Chairman, Doug Croxall.  As part of Amendment No. 1, we granted Mr. Croxall a ten-year stock options to purchase an aggregate of 200,000 shares of our Common Stock, with an exercise price of $2.965 per share, reflecting the closing price of our Common Stock on the date of grant, and vesting in twenty-four (24) equal installments on each monthly anniversary date of the grant.  The Company has valued the option grant at $442,692 using the Black-Scholes option pricing model with the following assumptions:  an expected life of five years; volatility of 100%; and a risk-free rate of 1.33%.

On April 15, 2014, the Company issued a new board member, Edward Kovalik, a five (5) year option to purchase an aggregate of 20,000 shares of the Company’s Common Stock with an exercise price of $3.295 per share, subject to adjustment, which shall vest in twelve (12) monthly installments commencing on the date of grant. The option was valued based on the Black-Scholes model, using the strike and market prices of $3.295 per share, life of three years, volatility of 51% based on the closing price of the 50 trading sessions immediately preceding the grant and a discount rate as published by the Federal Reserve of 0.84%.

On May 15, 2014, the Company entered into an executive employment agreement with Francis Knuettel II (“Knuettel Agreement”) pursuant to which Mr. Knuettel would serve as the Company’s Chief Financial Officer. As part of the consideration, the Company agreed to grant Mr. Knuettel a ten-year stock option to purchase an aggregate of 290,000 shares of Common Stock, with a strike price of $4.165 per share, vesting in thirty-six (36) equal installments on each monthly anniversary of the date of the Knuettel Agreement. The option was valued based on the Black-Scholes model, using the strike and market prices of $4.165 per share, life of 6.5 years, volatility of 63% based on the closing price of the 50 trading sessions immediately preceding the grant and a discount rate as published by the Federal Reserve of 1.97%.

On February 5, 2015 the Company issued to a consultant, a five-year option to purchase an aggregate of 25,000 shares of the Company’s Common Stock with an exercise price of $6.80 per share, subject to adjustment, which shall vest in twenty-four (24) equal installments on each monthly anniversary of the grant.

On March 6, 2015 the Company issued to a new board member a five-year option to purchase an aggregate of 20,000 shares of the Company’s Common Stock with an exercise price of $7.37 per share, subject to adjustment, which shall vest in twelve (12) equal installments on each monthly anniversary of the grant. The options were valued based on the Black-Scholes model, using the strike and market prices of $7.37 per share, an expected term of 3.0 years, volatility of 41% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.16%.

On March 18, 2015 the Company issued to a new board member a five-year option to purchase an aggregate of 20,000 shares of the Company’s Common Stock with an exercise price of $6.61 per share, subject to adjustment, which shall vest in twelve (12) equal installments on each monthly anniversary of the grant. The options were valued based on the Black-Scholes model, using the strike and market prices of $6.61 per share, an expected term of 3.0 years, volatility of 41% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 0.92%.

On April 7, 2015 (the “Effective Date”), the Company entered into a consulting agreement (the “Consulting Agreement”) with Richard Chernicoff, a member of the Company’s Board of Directors, pursuant to which Mr. Chernicoff shall provide certain services to the Company, including serving as the interim General Counsel and interim General Manager of commercial product commercialization development. Pursuant to the terms of the Consulting Agreement, Mr. Chernicoff shall receive a monthly retainer of $27,000 and a ten-year stock option to purchase 280,000 shares of the Company’s Common Stock pursuant to the Company’s 2014 Equity Incentive Plan (the “2014 Plan). The stock options shall have an exercise price of $6.76 per share, the closing price of the Company’s common stock on the date immediately prior to the Board of Directors approval of such stock options and the options shall vest as follows: 25% of the option shall vest on the 12 month anniversary of the Effective Date and thereafter 2.083% on the 21st day of each succeeding calendar month for the following twelve months, provided Mr. Chernicoff continues to provide services (in addition to as a member of the Company’s Board of Directors) at the time of vesting. The option shall be subject in all respects to the terms of the 2014 Plan. Notwithstanding anything herein to the contrary, the remainder of the option shall be subject to the following as an additional condition of vesting: (A) options to purchase 70,000 shares of the Company’s common stock under the option shall not vest at all unless the price of the Company’s common stock while Mr. Chernicoff continues as an officer and/or director reaches $8.99 and (B) options to purchase 70,000 shares of the Company’s common stock under the option shall not vest at all unless the price of the Company’s common stock while Mr. Chernicoff continues as an officer and/or director reaches $10.14.

On September 16, 2015, the Company issued its independent board members ten-year options to purchase an aggregate of 80,000 shares of the Company’s Common Stock with an exercise price of $2.03 per share, subject to adjustment, which shall vest monthly over twelve (12) months commencing on the date of grant. The options were valued based on the Black-Scholes model, using the strike and market prices of $2.03 per share, an expected term of 5.5 years, volatility of 47% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.72%.

On October 14, 2015, the Company issued certain of its employees ten-year options to purchase an aggregate of 385,000 shares of the Company’s Common Stock with an exercise price of $1.86 per share, subject to adjustment, which shall vest monthly over twenty-four (24) months commencing on the date of grant. The options were valued based on the Black-Scholes model, using the strike and market prices of $1.86 per share, an expected term of 6.5 years, volatility of 49% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.57%.

On October 14, 2015, the Company issued certain of its consultants ten (10) year options to purchase an aggregate of 70,000 shares of the Company’s Common Stock with an exercise price of $1.86 per share, subject to adjustment, which shall vest monthly over twenty-four (24) months commencing on the date of grant.

On May 10, 2016, the Company entered into an executive employment agreement with Erich Spangenberg (“Spangenberg Agreement”) pursuant to which Mr. Spangenberg would serve as the Company’s Director of Acquisitions, Licensing and Strategy. As part of the consideration, the Company agreed to grant Mr. Spangenberg a ten-year stock option to purchase an aggregate of 500,000 shares of Common Stock, with a strike price of $1.87 per share, vesting in twenty-four (24) equal installments on each monthly anniversary of the date of the Spangenberg Agreement. The options were valued based on the Black-Scholes model, using the strike and market prices of $1.87 per share, an expected term of 5.75 years, volatility of 47% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.32%.

On May 20, 2016, the Company entered into an employment agreement with Kathy Grubbs (“Grubbs Agreement”) pursuant to which Ms. Grubbs would serve as an analyst. As part of the consideration, the Company agreed to grant Ms. Grubbs a ten-year stock option to purchase an aggregate of 50,000 shares of Common Stock, with a strike price of $2.25 per share, vesting in thirty-six (36) equal installments on each monthly anniversary of the date of the Grubbs Agreement. The options were valued based on the Black-Scholes model, using the strike and market prices of $2.25 per share, an expected term of 6.50 years, volatility of 47% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.88%.

On July 1, 2016, in conjunction with an executive employment agreement with David Liu (“Liu Agreement”) pursuant to which Mr. Liu would serve as the Company’s CTO, entered into on June 29, 2016, the Company granted Mr. Liu a ten-year stock option to purchase an aggregate of 150,000 shares of Common Stock, with a strike price of $2.79 per share, vesting in thirty-six (36) equal installments on each monthly anniversary of the date of the Liu Agreement. The options were valued based on the Black-Scholes model, using the strike and market prices of $2.79 per share, an expected term of 6.50 years, volatility of 47% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.20%.

On October 13, 2016, the Company issued its independent board members ten-year options to purchase an aggregate of 80,000 shares of the Company’s Common Stock with an exercise price of $2.41 per share, subject to adjustment, which shall vest monthly over twelve (12) months commencing on the date of grant. The options were valued based on the Black-Scholes model, using the strike and market prices of $2.41 per share, an expected term of 5.5 years, volatility of 46% based on the average volatility of comparable companies over the comparable prior period and a discount rate as published by the Federal Reserve of 1.21%. As there were not sufficient shares in the Company’s equity incentive plans to accommodate these grants, Mr. Croxall forfeited a portion of one of his options to purchase 80,000 shares.

At December 31, 2016, there was a total of $1,371,382 of unrecognized compensation expense related to non-vested option-based compensation arrangements entered into during the year.  A summary of the stock options as of December 31, 2016 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance at December 31, 2015	3,383,267	$4.25	7.11
Granted	780,000	$2.13	9.44
Cancelled	373,856	$5.80	—
Forfeited	273,275	$5.24	—
Exercised	—	$—	—

Balance at December 31, 2016	3,516,316	$4.46	6.80

Options Exercisable at December 31, 2016	2,574,703	$4.67	6.03
Options expected to vest	941,433	$3.65	8.90
Weighted average fair value of options granted during the period		$0.89

Stock options outstanding at December 31, 2016 as disclosed in the above table have $0 in intrinsic value at the end of the period.